Small Cap Index Fund Expense Example - Small Cap Index Fund - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	240
Expense Example, with Redemption, 10 Years	$ 549